Expense Example - American Century California Tax-Free and Municipal Funds	Jan. 01, 2026 USD ($)
California High-Yield Municipal Fund | California High-Yield Municipal Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	629
California High-Yield Municipal Fund | California High-Yield Municipal Fund, I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
California High-Yield Municipal Fund | California High-Field Municipal Fund, Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
California High-Yield Municipal Fund | California High-Yield Municipal Fund, A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	1,339
California High-Yield Municipal Fund | California High-Yield Municipal Fund, C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,587
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	592
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	520
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,305
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,553
California Tax-free Money Market Fund | CALIFORNIA TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	$ 617